Financial Risk Management Objectives and Policies - Additional Information (Detail) € in Millions, $ in Millions					12 Months Ended
		Jul. 31, 2025 USD ($)	Jul. 27, 2025	Jun. 27, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Jun. 27, 2025 USD ($)	Dec. 31, 2022 EUR (€)
Financial Risk Management Objectives And Policies [Line Items]
Percentage of total value of forward contracts					100.00%
Revenue					€ 2,627	€ 2,001	€ 2,030
Percentage of Entity's Revenue					10.00%	10.00%
Cash and cash equivalents					€ 1,075	€ 3,521	€ 2,907		€ 1,047
Designated as hedge of the net investment					22	11
Net of tax					€ 8	4
Percentage of change in exchange rate					20.00%
Provision respect of unbilled accrued revenue					€ 64	€ 34
Percentage of unbilled accrued revenue expected credit loss					21.00%	12.00%
Increase in provision for trade and other receivables					€ 19	€ 1
Provision for trade receivables					70	80
Net debt	[1]				5,865	1,050
Contingent Value Rights					749
Intelsat Jackson Holdings S.A. [Member}
Financial Risk Management Objectives And Policies [Line Items]
Designated as hedge of the net investment | $		$ 550
Fair value hedges [member]
Financial Risk Management Objectives And Policies [Line Items]
Hedge ratio			1.01
Percentage of hedge ratio				100.00%
Cash and cash equivalents | $								$ 1,200
Financial instruments designated as hedging instruments, at fair value				€ 8
Cash flow hedges [member]
Financial Risk Management Objectives And Policies [Line Items]
Loss on cash flow hedges					17
Liquidity risk [member]
Financial Risk Management Objectives And Policies [Line Items]
Amount of drawn and issued amount					3,411	6,752
Currency risk [member]
Financial Risk Management Objectives And Policies [Line Items]
Foreign currency risk on cash and cash equivalents					289	2,338
Foreign currency risk on inter company balance					1,819	(2,048)
Foreign currency risk on fixed assets suppliers					(83)	(192)
Foreign Currency Risk On Cross Currency Swap					987	0
Net debt					(383)	0
Contingent Value Rights					750	0
Currency risk [member] | C Band [Member]
Financial Risk Management Objectives And Policies [Line Items]
Revenue					€ 1,790
Percentage of Entity's Revenue					68.00%
Other operating income					€ 1,209
Percentage of other income					60.40%
Other operating expenses					€ 492	€ 802
Percentage of other operating expenses					45.00%	57.00%

[1]	Reconstituted to include current and non-current lease liabilities.